SCHEDULE OF STOCK-BASED COMPENSATION RELATED TO OPTIONS AND WARRANTS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation	$ 291,610	$ 1,841,767	$ 698,590	$ 4,284,468	$ 4,878,655	$ 18,750
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation	159,387	1,841,767	493,436	4,284,468	4,846,867	18,750
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation	$ 132,223		$ 205,154		$ 31,788